Shareholders' Equity - Schedule of Quantitative Information Regarding Fair Value Measurements Inputs (Details) - Fair Value, Inputs, Level 3 [Member]	Jun. 30, 2025	Dec. 27, 2024	Oct. 07, 2024	Sep. 20, 2024
Volatility [Member]
Schedule of Quantitative Information Regarding Fair Value Measurements Inputs [Line Items]
Warrants measurement input	64.7	64.6	63.5	63
Stock price [Member]
Schedule of Quantitative Information Regarding Fair Value Measurements Inputs [Line Items]
Warrants measurement input	1.3	0.21	0.29	0.58
Expected life of the warrants to convert [Member]
Schedule of Quantitative Information Regarding Fair Value Measurements Inputs [Line Items]
Warrants measurement input	4.2	4.81	4.95	5
Risk free rate [Member]
Schedule of Quantitative Information Regarding Fair Value Measurements Inputs [Line Items]
Warrants measurement input	3.7	4.1	3.9	3.5
Dividend yield [Member]
Schedule of Quantitative Information Regarding Fair Value Measurements Inputs [Line Items]
Warrants measurement input	0	0	0	0